Basis of Presentation and Significant Accounting Policies - Supplemental cash flow information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash Flow, Noncash Investing and Financing Activities Disclosure [Abstract]
Capital expenditures financed by accounts payable	$ 667	$ 434	$ 1,219
Capital lease obligations	0	873	21
Property, plant and equipment subject to build-to-suit lease	13,735	0	0
Cash paid during the year for:
Interest	32,934	32,278	33,266
Income taxes	1,980	1,800	2,417
Cash received during the year for:
Income tax refunds	$ 1,798	$ 2,284	$ 3,015